Income Tax - Schedule of Deferred Tax (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Deferred tax assets
Temporary timing differences	$ 68,858	$ 70,463	$ (22,878)
Exchange rate difference	10,596
Foreign currency translations of foreign subsidiary			126,624
Total deferred tax assets	79,454	70,463	103,746
Deferred tax liabilities
Accelerated depreciation on tangible and intangible assets	506,651	498,112	1,625,271
Acquired in business combination			295,177
Temporary differences			9,929
Reversed in deconsolidation/Modification of contracts			(1,533,644)
Exchange rate difference			8,963
Foreign currency translations of foreign subsidiary	478	(3,381)	72,663
Total deferred tax liabilities	507,129	494,731	478,359
Total Net Deferred Tax Liabilities	$ 427,675	$ 424,268	$ (374,613)